ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2019
Description of accounts receivable
	December 31, 2019	December 31, 2018
Accounts receivable- Overseas Study Consulting Services	$480,895	$346,332
Accounts receivable- Sino-foreign Jointly Managed Academic Programs	37,296	486,842
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$518,191	$833,174